Long-term Incentive Plans (Tables)	12 Months Ended
Jan. 31, 2024
Schedule of continuity of the Company's RSUs
Number of RSUs

Outstanding, January 31, 2021	25,000
Common shares issued on vesting (Note 9(j))	(15,000)

Outstanding, January 31, 2022	10,000
Common shares issued on vesting (Note 9(f))	(10,000)

Outstanding, January 31, 2024 and 2023	–

Schedule of continuity of the Company's performance stock units (PSUs)
Number of PSUs

Outstanding, January 31, 2024, 2023, 2022 and 2021	25,000

Schedule of continuity of the Company's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2021	2,922,712	2.56	2.19
Granted (Note 15)	1,270,000	0.48	2.41
Forfeited/expired (Note 15)	(1,782,712)	(3.51)	–

Outstanding, January 31, 2022	2,410,000	0.76	1.98
Granted (Note 15)	3,920,000	0.17	3.00
Expired (Note 15)	(60,000)	(1.66)	–
Outstanding, January 31, 2023	6,270,000	0.38	1.93
Granted (Note 15)	6,045,000	0.07	3.00
Forfeited/expired (Note 15)	(2,100,000)	(0.60)	–
Outstanding, January 31, 2024	10,215,000	0.15	1.94

Schedule of share purchase options
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

20,000	20,000	0.16	December 11, 2024	100% on grant date
2,100,000	2,100,000	0.17	February 28, 2025	33.33% every six months
180,000	180,000	1.80	May 5, 2025	25% every six months
50,000	50,000	2.40	May 10, 2025	16.66% every six months
20,000	20,000	1.80	May 21, 2025	16.66% every six months
1,800,000	1,350,000	0.16	January 12, 2026	25% every six months
5,595,000	2,797,500	0.075	May 1, 2026	25% every six months
200,000	100,000	0.075	June 19, 2026	25% every six months
250,000	200,000	0.07	July 31, 2026	40% on grant date; 20% every two months thereafter
10,215,000	6,817,500

Summary of the share-based payment expense
	January 31, 2024	January 31, 2023	January 31, 2022
Dates of grant or valuation	May 2 to January 31, 2024	March 1, 2022 to January 13, 2023	April 29, 2021 to November 29, 2021
Risk free interest rates	3.48% to 4.63%	1.39% to 3.87%	0.31% to 0.95%
Volatilities	109% to 144%	119% to 155%	155% to 175%
Market prices of common shares on grant date	0.065 to 0.08	0.17 to 0.18	0.27 to 0.63
Expected dividends	Nil%	Nil%	Nil%
Expected lives	1.95 years to three (3) years	Two (2) to three (3) years	One (1) to three (3) years
Exercise prices	0.07 to 0.16	0.16 to 0.17	0.27 to 0.63

Summary of the continuity of MedMelior's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2021	–	–	–
Granted (Note 15)	1,100,000	0.10	3.00

Outstanding, January 31, 2024, 2023 and 2022	1,100,000	0.10	0.91 / 1.91 / 2.91

Summary of share purchase options of MedMelior
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

1,100,000	1,100,000	0.10	December 28, 2024	25% every six months